Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	0-16540
Entity Registrant Name	UNITED BANCORP, INC.
Entity Central Index Key	0000731653
Entity Tax Identification Number	34-1405357
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	201 South 4th Street
Entity Address, City or Town	Martins Ferry
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43935-0010
City Area Code	740
Local Phone Number	633-0445
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $1.00
Trading Symbol	UBCP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false